Janus Investment Fund

Janus Balanced Fund

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for Janus Balanced Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Balanced Fund’s Prospectuses:

Portfolio Managers:  Jeremiah Buckley, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Mayur Saigal is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Darrell Watters is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Balanced Fund

Co-Portfolio Managers Jeremiah Buckley, Marc Pinto, Mayur Saigal, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Fund. Messrs. Saigal, Smith, and Watters focus on the fixed-income portion of the Fund. Messrs. Buckley and Pinto focus on the equity portion of the Fund.

Jeremiah Buckley, CFA, is Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since December 2015. Mr. Buckley is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1998. He holds a Bachelor of Arts degree in Economics from Dartmouth College, where he graduated Phi Beta Kappa. He holds the Chartered Financial Analyst designation.

Marc Pinto, CFA, is Executive Vice President and lead Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Mayur Saigal is Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since December 2015. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Effective April 1, 2016, references to Gibson Smith are deleted. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Flexible Bond Fund

Janus High-Yield Fund

Janus Real Return Fund

Janus Short-Term Bond Fund

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for each of Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Flexible Bond Fund’s Prospectuses:

Portfolio Managers:  Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Mayur Saigal is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus High-Yield Fund’s Prospectuses:

Portfolio Managers:  Seth Meyer, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since 2003. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2008.

3.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Short-Term Bond Fund’s Prospectuses:

Portfolio Managers:  Mayur Saigal is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

4.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Janus Flexible Bond Fund

Co-Portfolio Managers Michael Keough, Mayur Saigal, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Michael Keough is Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since December 2015. Mr. Keough is also Portfolio Manager of other Janus accounts and also performs duties as a research analyst. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor’s degree in Business/Management from the United States Air Force Academy.

Mayur Saigal is Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Janus High-Yield Fund

Co-Portfolio Managers Seth Meyer, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Seth Meyer, CFA, is Co-Portfolio Manager of Janus High-Yield Fund, which he has co-managed since December 2015. Mr. Meyer is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in September 2004 as a product manager covering a variety of both equity and fixed-income strategies. Mr. Meyer holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from the University of Colorado. Mr. Meyer holds the Chartered Financial Analyst designation.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus High-Yield Fund, which he has managed or co-managed since 2003. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus High-Yield Fund, which he has co-managed since July 2008. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Janus Short-Term Bond Fund

Co-Portfolio Managers Mayur Saigal, Gibson Smith, and Darrell Watters are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Mayur Saigal is Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since July 2010. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

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Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Effective April 1, 2016, the following replaces the corresponding information for Janus Real Return Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Real Return Fund’s Prospectuses:

Portfolio Managers:  Mayur Saigal is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2013. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2012.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Real Return Fund

Co-Portfolio Managers Mayur Saigal and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Mayur Saigal is Executive Vice President and Co-Portfolio Manager of Janus Real Return Fund, which he has co-managed since October 2013. Mr. Saigal is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor’s degree in Engineering from Mumbai University and a Master’s degree in Business Administration from the Thunderbird School of Global Management.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Real Return Fund, which he has co-managed since October 2012. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Effective April 1, 2016, references to Gibson Smith are deleted in all Fund prospectuses. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Funds.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Global Bond Fund

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective December 31, 2015, the following replaces the corresponding information for Janus Global Bond Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Global Bond Fund’s Prospectuses:

Portfolio Managers:  Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011. Ryan Myerberg is Co-Portfolio Manager of the Fund, which he has co-managed since December 2015.

2.	The following replaces in its entirety the first paragraph found under “Investment Adviser” in the Management of the Funds section of the Prospectuses:

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Funds. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund. Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL serve also as “associated persons” of Janus Capital. In this capacity, such employees of JCIL are subject to the oversight and supervision of Janus Capital and provide portfolio management, research, and related services to Janus Global Bond Fund on behalf of Janus Capital.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Global Bond Fund

Co-Portfolio Managers Christopher H. Diaz and Ryan Myerberg are responsible for the day-to-day management of the Fund. Mr. Diaz, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since May 2011. Mr. Diaz is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 2011. Prior to joining Janus Capital, Mr. Diaz was a portfolio manager at ING from 2000 to May 2011. Mr. Diaz holds a Bachelor’s degree in Finance from the University of South Carolina and a Master’s degree in Business Administration from Emory University. Mr. Diaz holds the Chartered Financial Analyst designation.

Ryan Myerberg is Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since December 2015. Mr. Myerberg is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in August 2010 as a fixed-income trader. Mr. Myerberg holds a Bachelor’s degree in Foreign Affairs from the Woodrow Wilson School of Government at the University of Virginia.

Effective December 31, 2015, references to Gibson Smith are deleted. In addition, references to Darrell Watters as Co-Portfolio Manager of the Fund are deleted. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Value Plus Income Fund

Supplement dated December 2, 2015

to Currently Effective Prospectuses

Effective April 1, 2016, the following replaces the corresponding information for Perkins Value Plus Income Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Value Plus Income Fund’s Prospectuses:

Portfolio Managers:  Theodore M. Thome, CFA, is Portfolio Manager of the equity portion of the Fund, which he has managed or co-managed since July 2010. Darrell Watters is Executive Vice President of the Fund and Portfolio Manager of the fixed-income portion of the Fund, which he has managed or co-managed since July 2010.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Perkins Value Plus Income Fund

Equity Investments

Portfolio Manager Theodore M. Thome is responsible for the day-to-day management of the Fund’s equity investments.

Theodore M. Thome, CFA, is Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since July 2010. Mr. Thome joined Perkins in September 2002 as a research analyst covering the healthcare industry. He holds a Bachelor of Science degree in Life Science from the United States Military Academy at West Point and a Master of Business Administration with concentrations in finance and accounting from the University of Chicago Booth School of Business. Mr. Thome holds the Chartered Financial Analyst designation.

Fixed-Income Investments

Portfolio Manager Darrell Watters is responsible for the day-to-day management of the Fund’s fixed-income investments.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since July 2010. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Effective April 1, 2016, references to Gibson Smith are deleted. Mr. Smith intends to remain at Janus Capital until March 31, 2016, to assist in transitioning the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Bond Fund

Supplement dated December 2, 2015

to Currently Effective Statement of Additional Information

Effective December 31, 2015, the following is added as the fourth paragraph under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadvisers section of Janus Global Bond Fund’s Statement of Additional Information:

In rendering investment advisory services to Janus Global Bond Fund, Janus Capital may use the portfolio management, research, and other resources of Janus Capital International Limited (UK) (“JCIL”), a foreign (non-U.S.) affiliate of Janus Capital. One or more JCIL employees provide services to Janus Global Bond Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, JCIL and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from JCIL may render portfolio management, research, and other services to Janus Global Bond Fund, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and JCIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Please retain this Supplement with your records.